Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 331	$ 148	$ 65
Offsets to LNG terminal costs	$ 301	$ 201